Short-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	2023	2022
Commercial paper program	399,078	495,424
Borrowings under lines of credit	57,754	149,265
Other	72	78
Short-term debt from unrelated parties	456,904	644,767
Short-term debt from related parties (see note 6 c)	—	4,000
Short-term debt	456,904	648,767